Short-term borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of short-term borrowings
(In thousands)	December 31, 2021	June 30, 2022
Current
Bank borrowings(i)	3,177	5,224